Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of components of income tax expense (benefit)

Significant components of the Company’s and its subsidiaries’ assets are as follows

	As of December 31,
	2019	2018
	(in thousands)
Deferred tax assets
Israeli companies net-operating-loss carry forward	$10,085	$6,230
Maltese subsidiary net-operating-loss carry forward	4,081	4,611
Israeli subsidiary capital-loss carry forward	881	294
Other reserves and allowances	21	16
Total deferred-tax assets	15,068	11,151
Valuation allowance	(15,068)	(11,151)
Net deferred-tax assets	$—	$—

Schedule of effective income tax rate reconciliation

A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows:

	Year ended December 31,
	2019	2018	2017
	(in thousands)

Loss before taxes on income, as reported in the consolidated statements of operations	$20,461	$9,781	$12,299

Statutory tax rate	12%	12%	24%

Theoretical tax benefit	2,455	1,174	2,952
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,455)	(1,174)	(2,952)
Tax withheld from upfront payment from Samil	—	75	—
Actual tax expense	$—	$75	$—